Share-Based Payments (Details) - Schedule of Reconciles the Share Options Outstanding - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Reconciles The Share Options Outstanding Abstract
Beginning balance, EMI Number of options		4,683,683
Beginning balance, Unapproved Number of options		8,121,393
Beginning balance, Incentive Equity Plan
Beginning balance SAYE Number of options
EMI Number of options, Granted prior to the Transaction
Unapproved Number of options, Granted prior to the Transaction		2,492,516
Incentive Equity Plan Number of options, Granted prior to the Transaction	9,012,088
SAYE Number of options, Granted prior to the Transaction	1,496,903
EMI Number of options, Exercised during the year
Unapproved Number of options, Exercised during the year
Incentive Equity Plan, Exercised during the year	(9,513,868)
SAYE Number of options, Exercised during the year
EMI Number of options, Forfeited prior to the Transaction		(66,413)
Unapproved Number of options, Forfeited prior to the Transaction		(579,713)
Incentive Equity Plan Number of options, Forfeited prior to the Transaction	(10,732,364)
SAYE Number of options, Forfeited prior to the Transaction	(884,823)
EMI Number of options, Cash settled at the Transaction		(34,690)
Unapproved Number of options, Cash settled at the Transaction		(44,114)
Incentive Equity Plan Number of options, Cash settled at the Transaction
SAYE Number of options, Cash settled at the Transaction
EMI Number of options, Replacements at the Transaction		(4,582,580)	[1]
Unapproved Number of options, Replacements at the Transaction		(9,990,082)	[1]
Incentive Equity Plan Number of options, Replacements at the Transaction	(599,238)	50,347,491	[1]
SAYE Number of options, Replacements at the Transaction1			[1]
EMI Number of options, Granted after the Transaction
Unapproved Number of options, Granted after the Transaction
Incentive Equity Plan Number of options Granted after the Transaction		23,915,248
SAYE Number of options, Granted after the Transaction
Ending balance, EMI Number of options
Ending balance, Unapproved Number of options
Ending balance, Incentive Equity Plan Number of options	62,429,357	74,262,739
Ending balance, SAYE Number of options	612,080

[1]	The replacement options granted at the Transaction reflect the exchange ratio established in the Business Combination Agreement. Refer to Note 1 for further details.